Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
Advanced Info Service PCL - Foreign Shares	Thailand	574,400	4,605
Car Group, Ltd.	Australia	127,286	2,529
Hellenic Telecommunications Organization SA	Greece	134,721	2,189
KDDI Corp.	Japan	487,600	7,695
Koninklijke KPN NV	Netherlands	673,479	2,851
SoftBank Group Corp.	Japan	51,000	2,581
Spotify Technology SA *	United States	12,860	7,073

Total			29,523

Consumer Discretionary (8.3%)
Aristocrat Leisure, Ltd.	Australia	92,025	3,716
Burberry Group PLC	United Kingdom	149,654	1,513
Cie Financiere Richemont SA - Class A	Switzerland	65,441	11,428
Compagnie Generale des Etablissements Michelin	France	162,505	5,702
Denso Corp.	Japan	492,200	6,107
Flutter Entertainment PLC *	United Kingdom	22,773	5,045
LVMH Moet Hennessy Louis Vuitton SE	France	25,452	15,890
Next PLC	United Kingdom	36,089	5,196
Pan Pacific International Holdings Corp.	Japan	211,800	5,798
Sands China, Ltd. *	Macau	958,000	1,929
Techtronic Industries Co., Ltd.	Hong Kong	605,500	7,293
Whitbread PLC	United Kingdom	104,151	3,312
Yamaha Corp.	Japan	241,000	1,867

Total			74,796

Consumer Staples (7.7%)
Alimentation Couche-Tard, Inc.	Canada	75,852	3,741
British American Tobacco PLC	United Kingdom	296,168	12,210
Diageo PLC	United Kingdom	366,094	9,550
Heineken NV	Netherlands	85,187	6,957
Jeronimo Martins SGPS SA	Portugal	176,489	3,749
Kao Corp.	Japan	154,700	6,685
Kirin Holdings Co., Ltd.	Japan	343,600	4,763
Nestle SA	United States	208,607	21,096

Total			68,751

Energy (4.4%)
Eni SpA	Italy	504,057	7,785
Galp Energia SGPS SA	Portugal	527,849	9,282
Reliance Industries, Ltd.	India	272,073	4,047
TotalEnergies SE	France	222,498	14,380
Woodside Energy Group, Ltd.	Australia	268,069	3,878

Total			39,372

Financials (24.6%)
ABN AMRO Bank NV	Netherlands	567,797	11,959
AIA Group, Ltd.	Hong Kong	902,200	6,820
Aon PLC	United States	37,779	15,077
B3 SA - Brasil, Bolsa, Balcao	Brazil	2,705,100	5,755
Banco Bradesco SA, ADR	Brazil	2,334,115	5,205

Common Stocks (98.1%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Bank of Ireland Group PLC	Ireland	1,017,195	12,038
Barclays PLC	United Kingdom	4,106,337	15,420
Beazley PLC	United Kingdom	1,056,736	12,714
BNP Paribas SA	France	180,415	15,025
Erste Group Bank AG	Austria	87,458	6,076
Euronext NV	Netherlands	117,000	16,945
HDFC Bank, Ltd.	India	425,883	9,071
Hiscox, Ltd.	United Kingdom	478,602	7,277
Julius Baer Group, Ltd.	Switzerland	194,327	13,423
London Stock Exchange Group PLC	United Kingdom	75,898	11,255
Mitsubishi UFJ Financial Group, Inc.	Japan	1,067,700	14,419
NatWest Group PLC	United Kingdom	2,837,243	16,623
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	12,396	3,032
Sompo Holdings, Inc.	Japan	164,300	4,981
Visa, Inc. - Class A	United States	36,065	12,639
Willis Towers Watson PLC	United States	16,177	5,467

Total			221,221

Health Care (11.0%)
Chugai Pharmaceutical Co., Ltd.	Japan	70,100	3,202
ConvaTec Group PLC	United Kingdom	1,738,852	5,802
CSL, Ltd.	United States	57,279	8,961
Daiichi Sankyo Co., Ltd.	Japan	336,100	7,887
Merck KGaA	Germany	47,741	6,536
Novo Nordisk A/S - Class B	Denmark	236,366	16,383
Olympus Corp.	Japan	245,700	3,227
Qiagen NV *	United States	181,083	7,186
Roche Holding AG	United States	77,037	25,330
Sanofi SA	United States	106,273	11,776
Terumo Corp.	Japan	140,500	2,638

Total			98,928

Industrials (18.5%)
Cellnex Telecom SA	Spain	180,759	6,416
Daikin Industries, Ltd.	Japan	62,200	6,753
GEA Group AG	Germany	210,700	12,747
Hitachi, Ltd.	Japan	864,600	20,016
Legrand SA	France	97,050	10,276
Mitsubishi Electric Corp.	Japan	572,600	10,455
Mitsui & Co., Ltd.	Japan	350,200	6,582
MTU Aero Engines AG	Germany	32,165	11,140
RB Global, Inc.	Canada	70,751	7,101
Ryanair Holdings PLC, ADR	Italy	109,954	4,659
Schneider Electric SE	United States	125,575	29,069
Secom Co., Ltd.	Japan	22,200	756
SMC Corp.	Japan	21,500	7,650
Thales SA	France	35,982	9,661
Toyota Industries Corp.	Japan	95,900	8,185
Weir Group PLC	United Kingdom	191,854	5,793
Wolters Kluwer NV	Netherlands	57,852	8,986

Total			166,245

Research International Core Portfolio

Common Stocks (98.1%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (9.1%)
Amadeus IT Group SA	Spain	114,345	8,763
ASML Holding NV	Netherlands	19,777	13,086
Cadence Design Systems, Inc. *	United States	38,730	9,850
Capgemini SE	France	18,916	2,829
Constellation Software, Inc.	Canada	3,790	12,003
Disco Corp.	Japan	7,500	1,544
Fujitsu, Ltd.	Japan	312,500	6,212
Nomura Research Institute, Ltd.	Japan	60,800	1,973
NXP Semiconductors NV	China	22,010	4,183
Renesas Electronics Corp.	Japan	485,800	6,599
Samsung Electronics Co., Ltd.	South Korea	120,439	4,770
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	366,189	10,208

Total			82,020

Materials (8.0%)
Akzo Nobel NV	Netherlands	90,243	5,564
Croda International PLC	United Kingdom	113,161	4,288
Glencore PLC *	Australia	1,843,741	6,782
James Hardie Industries PLC *	United States	189,830	4,503
Linde PLC	United States	55,092	25,653
Novozymes A/S - Class B	Denmark	82,750	4,823
Shin-Etsu Chemical Co., Ltd.	Japan	238,400	6,792
Sika AG	Switzerland	27,797	6,733

Common Stocks (98.1%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Symrise AG	Germany	65,400	6,774

Total			71,912

Real Estate (0.5%)
LEG Immobilien SE	Germany	62,057	4,393

Total			4,393

Utilities (2.7%)
APA Group	Australia	417,665	2,067
China Resources Gas Group, Ltd.	China	738,700	2,202
CLP Holdings, Ltd.	Hong Kong	362,500	2,955
E.ON SE	Germany	361,552	5,456
Iberdrola SA	Spain	741,610	11,989

Total			24,669

Total Common Stocks (Cost: $716,587)			881,830

Warrants (–%)
Information Technology (–%)
Constellation Software, Inc. *,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			–

Total Investments (98.1%) (Cost: $716,587)@			881,830

Other Assets, Less Liabilities (1.9%)			17,129

Net Assets (100.0%)			898,959

Investments by Country of Risk as a Percentage of Net Assets:
United States	20.5%
Japan	17.5%
United Kingdom	13.0%
France	8.2%
Netherlands	7.4%
Germany	5.1%
Other	26.4%

Total	98.1%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $716,587 and the net unrealized appreciation of investments based on that cost was $165,243 which is comprised of $221,399 aggregate gross unrealized appreciation and $56,156 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$11,678	$17,845	$—
Consumer Discretionary	5,045	69,751	—
Consumer Staples	3,741	65,010	—
Financials	44,143	177,078	—
Industrials	11,760	154,485	—
Information Technology	26,036	55,984	—
Materials	25,653	46,259	—
All Others	—	167,362	—
Warrants	—	—	—

Total Assets:	$128,056	$753,774	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand